Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Interest on lease liabilities	$ 105,159	$ 3,791	$ 88,026	$ 88,742
Interest on borrowings and bonds payable	2,790,368	100,590	3,498,999	4,211,541
Total interest expense for financial liabilities measured at amortized cost	2,895,527	104,381	3,587,025	4,300,283
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(71,011)	(2,560)	(95,589)	(35,713)
Property, plant and equipment	(25,581)	(922)	(54,208)	(77,715)
Interest expense	2,798,935	100,899	3,437,228	4,186,855
Other finance costs	32,372	1,167	22,283	16,540
Finance costs	$ 2,831,307	$ 102,066	$ 3,459,511	$ 4,203,395